Contingencies Commitments and Guarantees - Additional Information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of commitments and contingencies [Line Items]
Payment of debt	S/ 31,286	S/ 650	S/ 18,516
Performance bonds amount | $				$ 959,700	$ 1,258,500
Performance guarantee amount		176,401		$ 202,200	$ 330,500
Civil lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	90,380
Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		6,130
Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	10,260
GMD SA [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		60
GyM S A [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	90
GyM S A [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		2,930
CONCARSA [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	120
Viva GyM SA [member] | Tax contingent liability [member] | Top of range [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	1,500
Viva GyM SA [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	90,250
GMP S.A. [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		3,820
GMP S.A. [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	560
Consorcio Terminales And Terminales Del Peru [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		1,440
GyM Ferrovias SA. [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		2,130
Consorcio Toromocho [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		200
Consortium [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		1,660
GMI SA [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		650
Vial y Vives - DSD [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		320
Stracon GyM S.A. [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		260
Morelco [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		250
Consorcio Terminales [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	9,700
Peru (member) | Tax contingent liability [member] | Top of range [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities		5,200
SUNAT [member]
Disclosure of commitments and contingencies [Line Items]
Tax penalties amount		19,100
Payment of debt	14,100
Contingency provision	5,000
SUNAT [member] | Tax contingent liability [member] | Top of range [member]
Disclosure of commitments and contingencies [Line Items]
Contingent liabilities	S/ 3,000	S/ 2,800	S/ 800